UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2016

Date of reporting period: October 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 95.7%
Aerospace & Defense — 1.0%
HEICO	150,000	$7,566

Total Aerospace & Defense		7,566

Apparel & Textiles — 1.2%
Oxford Industries	120,000	8,738

Total Apparel & Textiles		8,738

Automotive — 3.3%
Asbury Automotive Group *	120,000	9,504
CST Brands	206,897	7,434
Group 1 Automotive	90,000	7,825

Total Automotive		24,763

Banks — 12.1%
EverBank Financial	450,000	7,767
First Financial Bankshares	290,000	9,645
International Bancshares	340,000	9,163
LegacyTexas Financial Group	300,000	8,610
Prosperity Bancshares	140,000	7,193
Renasant	290,000	10,043
Southside Bancshares	325,500	8,756
Synovus Financial	350,000	11,071
Trustmark	380,000	9,131
United Community Banks	520,000	10,483

Total Banks		91,862

Broadcasting, Newspapers and Advertising — 1.5%
Gray Television *	730,000	11,600

Total Broadcasting, Newspapers and Advertising		11,600

Building & Construction — 1.1%
TopBuild *	300,000	8,439

Total Building & Construction		8,439

Commercial Services — 1.2%
Insperity	200,000	9,292

Total Commercial Services		9,292

Computer Software — 4.7%
Ebix	350,000	9,705
Manhattan Associates *	210,000	15,299
SolarWinds *	180,000	10,445

Total Computer Software		35,449

Computers & Services — 2.6%
Cardtronics *	250,000	8,625
Sykes Enterprises *	390,000	11,310

Total Computers & Services		19,935

Data Processing & Outsourced Services — 0.9%
FTI Consulting *	200,000	6,802

Total Data Processing & Outsourced Services		6,802

Electrical Utilities — 1.1%
El Paso Electric	220,000	8,507

Total Electrical Utilities		8,507

Description	Shares	Value (000)
Electronic Components & Equipment — 1.3%
Tech Data *	135,000	$9,827

Total Electronic Components & Equipment		9,827

Engineering Services — 3.6%
Comfort Systems USA	350,000	11,175
Dycom Industries *	210,000	15,979

Total Engineering Services		27,154

Entertainment — 1.4%
Six Flags Entertainment	210,000	10,928

Total Entertainment		10,928

Financial Services — 1.4%
Cash America International	300,000	10,359

Total Financial Services		10,359

Food, Beverage & Tobacco — 7.4%
Cal-Maine Foods	210,000	11,227
Flowers Foods	430,000	11,610
Fresh Del Monte Produce	250,000	11,407
National Beverage *	390,000	14,680
Sanderson Farms	100,000	6,951

Total Food, Beverage & Tobacco		55,875

Gas & Natural Gas — 1.3%
Atmos Energy	160,000	10,080

Total Gas & Natural Gas		10,080

Hotels & Lodging — 2.7%
Interval Leisure Group	376,000	6,637
La Quinta Holdings *	420,000	6,363
Marriott Vacations Worldwide	120,000	7,728

Total Hotels & Lodging		20,728

Household Products — 1.6%
Helen of Troy *	120,000	11,905

Total Household Products		11,905

Insurance — 6.2%
American National Insurance	80,000	8,263
Amerisafe	220,000	12,041
HCI Group	200,000	8,722
Infinity Property & Casualty	120,000	9,662
Primerica	170,000	8,097

Total Insurance		46,785

Machinery — 1.0%
Alamo Group	170,000	7,977

Total Machinery		7,977

Manufacturing — 1.0%
AZZ	140,000	7,746

Total Manufacturing		7,746

Medical Products & Services — 5.8%
Adeptus Health, Cl A *	90,000	5,840
Greatbatch *	190,000	10,155
HealthSouth	220,000	7,663
MedAssets *	390,000	9,235

1

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)
Medical Products & Services — (continued)
US Physical Therapy	225,000	$11,039

Total Medical Products & Services		43,932

Metals & Mining — 0.9%
Commercial Metals	450,000	6,467

Total Metals & Mining		6,467

Office Furniture & Fixtures — 1.0%
Interface, Cl A	380,000	7,429

Total Office Furniture & Fixtures		7,429

Paper & Paper Products — 3.6%
Graphic Packaging Holding	640,000	9,062
Neenah Paper	155,000	10,449
Schweitzer-Mauduit International	200,000	7,764

Total Paper & Paper Products		27,275

Petroleum & Fuel Products — 5.4%
Atwood Oceanics	240,000	3,972
Diamondback Energy	110,000	8,122
Matador Resources *	280,000	7,199
McDermott International *	1,650,000	7,606
Newfield Exploration *	210,000	8,440
RPC	490,000	5,405

Total Petroleum & Fuel Products		40,744

Petroleum Refining — 2.5%
Alon USA Energy	570,000	9,548
Western Refining	220,000	9,156

Total Petroleum Refining		18,704

Real Estate Investment Trusts — 2.2%
EastGroup Properties	130,000	7,301
Lamar Advertising, Cl A	160,000	9,029

Total Real Estate Investment Trusts		16,330

Retail — 7.7%
Bloomin’ Brands	300,000	5,091
Brinker International	150,000	6,827
Dave & Buster’s Entertainment *	230,000	8,874
Hibbett Sports *	190,000	6,490
Pool	150,000	12,231
Popeyes Louisiana Kitchen *	160,000	9,030
Ruth’s Hospitality Group	620,000	9,616

Total Retail		58,159

Semi-Conductors & Instruments — 3.4%
Benchmark Electronics *	350,000	6,923
Cirrus Logic *	325,000	10,020
Jabil Circuit	390,000	8,962

Total Semi-Conductors & Instruments		25,905

Transportation Services — 2.6%
Ryder System	95,000	6,819
Saia *	170,000	4,014
Trinity Industries	335,000	9,068

Total Transportation Services		19,901

Description	Shares	Value (000)
Web Hosting/Design — 1.0%
Web.com Group *	320,000	$7,510

Total Web Hosting/Design		7,510

Total Common Stock (Cost $570,552 (000))		724,673

Cash Equivalent — 4.0%
Federated Prime Obligations Fund, Cl I, 0.030% (A)	30,373,936	30,374

Total Cash Equivalent (Cost $30,374 (000))		30,374

Total Investments — 99.7% (Cost $600,926 (000)) †		$755,047

Percentages are based on net assets of $757,189 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2015.

Cl — Class

† At October 31, 2015, the tax basis cost of the Fund’s investments was $600,926 (000), and the unrealized appreciation and depreciation were $181,099 (000) and $26,978 (000), respectively.

As of October 31, 2015, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-1500

2

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)

Corporate Bonds — 54.4%
Aerospace & Defense — 1.9%
Honeywell International
5.300%, 03/01/18	$1,400	$1,528
Orbital ATK (A)
5.500%, 10/01/23	250	261
Rockwell Collins (B)
0.687%, 12/15/16	2,000	1,998
United Technologies
4.500%, 04/15/20	1,000	1,102

Total Aerospace & Defense		4,889

Automotive — 0.1%
Goodyear Tire & Rubber
6.500%, 03/01/21	150	159
Titan International
6.875%, 10/01/20	250	211

Total Automotive		370

Banks — 4.6%
Bank of America MTN (B)
1.335%, 03/22/18	2,000	2,012
Branch Banking & Trust (B)
0.754%, 12/01/16	2,500	2,501
General Electric Capital MTN
0.874%, 01/08/16 (B)	1,000	1,001
0.546%, 08/07/18 (B)	5,000	4,958
JPMorgan Chase (B)
1.195%, 01/25/18	1,000	1,003

Total Banks		11,475

Building & Construction — 0.7%
CRH America
8.125%, 07/15/18	1,300	1,503
K Hovnanian Enterprises (A)
7.250%, 10/15/20	250	235

Total Building & Construction		1,738

Chemicals — 0.6%
Cornerstone Chemical (A)
9.375%, 03/15/18	250	252
Dow Chemical
4.250%, 11/15/20	1,000	1,075
Momentive Performance Materials
3.880%, 10/24/21	250	200

Total Chemicals		1,527

Commercial Services — 0.1%
Global A&T Electronics (A)
10.000%, 02/01/19	250	213

Total Commercial Services		213

Computer Software — 0.1%
Interface Security Systems Holdings
9.250%, 01/15/18	250	251

Total Computer Software		251

Computers & Services — 5.0%
Apple
3.450%, 05/06/24	6,000	6,223

Description	Face Amount (000)	Value (000)
Computers & Services — (continued)
Cisco Systems
3.625%, 03/04/24	$6,000	$6,333

Total Computers & Services		12,556

Data Processing & Outsourced Services — 0.1%
Nielsen Finance (A)
5.000%, 04/15/22	250	254

Total Data Processing & Outsourced Services		254

Diversified Operations — 0.1%
INVISTA Finance (A)
4.250%, 10/15/19	250	244

Total Diversified Operations		244

E-Commerce/Services — 0.1%
Mood Media (A)
9.250%, 10/15/20	250	180

Total E-Commerce/Services		180

Electrical Utilities — 1.3%
Georgia Power (B)
0.632%, 08/15/16	2,000	1,996
Gulf Power
3.100%, 05/15/22	1,250	1,235

Total Electrical Utilities		3,231

Energy-Alternate Sources — 0.0%
Linc USA GP (A)
12.500%, 10/31/17	500	33

Total Energy-Alternate Sources		33

Entertainment — 4.1%
CCO Safari II (A)
4.908%, 07/23/25	250	254
DIRECTV Holdings
5.200%, 03/15/20	1,500	1,646
Lee Enterprises (A)
9.500%, 03/15/22	250	238
McClatchy
9.000%, 12/15/22	200	191
Scientific Games
8.125%, 09/15/18	250	228
Viacom
5.625%, 09/15/19	1,500	1,647
4.500%, 03/01/21	5,000	5,232
3.875%, 12/15/21	1,000	983

Total Entertainment		10,419

Entertainment & Gaming — 0.1%
Activision Blizzard (A)
5.625%, 09/15/21	300	317

Total Entertainment & Gaming		317

Financial Services — 14.0%
American Honda Finance MTN (B)
0.784%, 10/07/16	2,000	2,006
American Honda Finance (A)
1.500%, 09/11/17	2,000	2,008
BP Capital Markets
0.911%, 09/26/18 (B)	3,550	3,535
0.696%, 11/07/16 (B)	2,000	1,999

3

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
Financial Services — (continued)
Ford Motor Credit
3.000%, 06/12/17	$3,000	$3,046
1.561%, 05/09/16 (B)	2,405	2,412
Goldman Sachs Group (B)
1.497%, 04/30/18	3,000	3,028
Goldman Sachs Group MTN
6.000%, 06/15/20	2,000	2,291
Innovation Ventures (A)
9.500%, 08/15/19	208	217
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,390
1.300%, 03/12/18	1,000	996
MMC Energy Escrow
9.250%, 10/15/20	350	—
Morgan Stanley MTN
5.550%, 04/27/17	970	1,027
1.536%, 04/25/18 (B)	3,000	3,040
Total Capital International (B)
0.881%, 08/10/18	3,108	3,113
Wachovia (B)
0.607%, 06/15/17	5,000	4,985

Total Financial Services		35,093

Food, Beverage & Tobacco — 2.6%
Coca-Cola
3.300%, 09/01/21	1,000	1,052
1.150%, 04/01/18	2,000	2,002
Land O’ Lakes (A)
6.000%, 11/15/22	300	322
PepsiCo
1.850%, 04/30/20	2,000	1,991
SABMiller Holdings (A), (B)
0.968%, 08/01/18	1,000	996
SUPERVALU
6.750%, 06/01/21	250	242

Total Food, Beverage & Tobacco		6,605

Gas & Natural Gas — 2.3%
Enbridge Energy Partners
6.500%, 04/15/18	5,125	5,484
Williams Partners
6.125%, 07/15/22	250	256

Total Gas & Natural Gas		5,740

Hotels & Lodging — 0.2%
Hilton Worldwide Finance
5.625%, 10/15/21	250	262
Royal Caribbean Cruises
5.250%, 11/15/22	250	266

Total Hotels & Lodging		528

Industrials — 0.7%
General Electric Capital MTN (B)
1.075%, 04/15/20	1,745	1,752

Total Industrials		1,752

Insurance — 2.1%
American International Group
4.875%, 06/01/22	4,500	5,005
Genworth Holdings MTN
6.515%, 05/22/18	250	257

Total Insurance		5,262

Description	Face Amount (000)	Value (000)
Manufacturing — 0.2%
ConAgra Foods
1.900%, 01/25/18	$500	$497

Total Manufacturing		497

Medical Products & Services — 3.6%
Amgen
3.625%, 05/22/24	6,000	6,097
CHS
5.125%, 08/01/21	250	258
Covenant Surgical Partners (A)
8.750%, 08/01/19	250	249
Humana
7.200%, 06/15/18	1,425	1,611
Tenet Healthcare
6.000%, 10/01/20	250	270
Universal Hospital Services
7.625%, 08/15/20	250	238
Valeant Pharmaceuticals International (A)
6.125%, 04/15/25	250	210

Total Medical Products & Services		8,933

Metals & Mining — 2.0%
AK Steel
7.625%, 05/15/20	250	130
Nucor
4.000%, 08/01/23	4,500	4,574
Thompson Creek Metals
9.750%, 12/01/17	250	236

Total Metals & Mining		4,940

Paper & Related Products — 0.2%
PaperWorks Industries (A)
9.500%, 08/15/19	150	149
Tembec Industries (A)
9.000%, 12/15/19	250	200
Verso Paper Holdings
11.750%, 01/15/19	350	79

Total Paper & Related Products		428

Petroleum & Fuel Products — 1.0%
Chesapeake Energy
6.500%, 08/15/17	250	230
Cloud Peak Energy Resources
8.500%, 12/15/19	250	147
Devon Energy (B)
0.877%, 12/15/16	2,000	1,977
Transocean
6.875%, 12/15/21	250	198

Total Petroleum & Fuel Products		2,552

Printing & Publishing — 0.1%
Cenveo (A)
6.000%, 08/01/19	250	219

Total Printing & Publishing		219

Real Estate Investment Trust — 0.1%
Crown Castle International
5.250%, 01/15/23	250	269

Total Real Estate Investment Trust		269

Retail — 3.6%
Bon-Ton Department Stores
8.000%, 06/15/21	250	141

4

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
Retail — (continued)
Home Depot
3.750%, 02/15/24	$6,000	$6,410
Icon Health & Fitness (A)
11.875%, 10/15/16	250	249
L Brands
5.625%, 02/15/22	250	271
Outerwall
6.000%, 03/15/19	150	149
Target
5.375%, 05/01/17	1,000	1,066
Toys R Us Property II
8.500%, 12/01/17	250	242
Yum! Brands
6.250%, 04/15/16	500	510

Total Retail		9,038

Semi-Conductors & Instruments — 0.1%
Flextronics International
5.000%, 02/15/23	150	153
Jabil Circuit
4.700%, 09/15/22	150	151

Total Semi-Conductors & Instruments		304

Telephones & Telecommunication — 2.2%
AT&T
5.800%, 02/15/19	2,800	3,114
Avaya (A)
9.000%, 04/01/19	250	204
Cequel Communications Holdings I (A)
6.375%, 09/15/20	250	250
Cincinnati Bell
8.375%, 10/15/20	250	261
Digicel (A)
7.000%, 02/15/20	250	243
Frontier Communications
8.750%, 04/15/22	350	337
GTE
6.840%, 04/15/18	445	499
Level 3 Financing
5.375%, 08/15/22	250	254
Sprint Capital
6.900%, 05/01/19	250	240

Total Telephones & Telecommunication		5,402

Transportation Services — 0.5%
Accuride
9.500%, 08/01/18	85	85
PACCAR Financial MTN (B)
0.835%, 12/06/18	1,000	1,004
XPO Logistics (A)
7.875%, 09/01/19	250	252

Total Transportation Services		1,341

Total Corporate Bonds (Cost $137,268 (000))		136,600

Municipal Bonds — 19.9%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,110
Birmingham Water Works Board, Ser A, RB
3.875%, 01/01/32	2,000	2,030
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,141

Description	Face Amount (000)	Value (000)

Municipal Bonds — (continued)
City & County of San Francisco, California, GO
4.600%, 06/15/20	$1,000	$1,083
City of Austin, Texas, RB
5.086%, 11/15/25	500	566
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,628
City of Dallas, Texas, GO
4.589%, 02/15/21	1,000	1,123
4.489%, 02/15/20	500	558
4.389%, 02/15/19	500	548
City of Dallas, Texas, GO
4.660%, 02/15/24	1,000	1,102
City of Lafayette, Louisiana, Ser A, RB, AGM
7.230%, 03/01/34	1,000	1,125
City of New Orleans, Louisiana, GO
2.123%, 09/01/17	2,190	2,199
City of New York, New York, Sub-Ser G-2, GO
3.500%, 03/01/16	1,500	1,514
Clark County School District Finance, RB
5.200%, 06/01/26	2,000	2,093
County of Cumberland, North Carolina, RB
6.100%, 11/01/25	1,000	1,161
County of Guilford, North Carolina, GO
4.641%, 08/01/22	1,000	1,130
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,209
County of St. Louis, Missouri, RB
5.200%, 12/01/28	2,000	2,228
East Baton Rouge, Louisiana, Sewerage Commission, RB
3.543%, 02/01/16	1,000	1,006
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	1,000	1,119
5.391%, 07/01/20	400	445
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	1,500	1,653
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,107
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO
5.250%, 09/01/26	1,830	1,959
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
6.080%, 12/15/25	2,500	2,899
Macomb Interceptor Drainage District, GO
4.250%, 05/01/21	1,500	1,531

5

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — (continued)
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	$1,000	$1,060
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,665
Rollins College, RB, AGM
5.750%, 12/01/20	1,500	1,626
State of California, GO
5.250%, 08/01/38	1,000	1,102
State of Louisiana, Ser B, GO
2.000%, 05/15/20	6,000	6,077
State of Louisiana, Ser D, GO
2.269%, 07/15/20	1,000	1,025
State of Mississippi, GO
1.351%, 11/01/17	1,000	1,009
State of Rhode Island, GO
4.663%, 04/01/21	1,000	1,100

Total Municipal Bonds (Cost $46,724 (000))		49,931

U.S. Government Mortgage-Backed Obligations — 14.3%
FHLMC
5.500%, 08/01/21	99	106
5.500%, 10/01/36	123	137
5.000%, 10/01/16	20	21
5.000%, 04/01/22	92	98
5.000%, 04/01/23	41	44
4.500%, 05/01/24	107	115
3.500%, 05/15/25	2,442	2,540
3.000%, 12/01/26	3,196	3,327
FNMA
6.500%, 01/01/32	44	50
6.000%, 08/01/35	187	213
6.000%, 05/01/36	78	88
6.000%, 07/01/36	22	24
5.500%, 06/01/25	219	244
5.500%, 10/01/34	59	66
5.500%, 01/01/36	16	18
5.500%, 02/01/36	59	66
5.500%, 04/01/36	43	48
5.000%, 10/01/18	42	44
5.000%, 12/01/18	35	36
5.000%, 11/01/21	69	73
5.000%, 05/01/38	173	191
4.500%, 07/01/18	53	55
4.500%, 07/01/24	301	324
4.000%, 04/01/31	1,213	1,304
4.000%, 09/01/31	2,154	2,318
3.500%, 09/01/25	927	980
3.500%, 06/01/26	1,523	1,611
3.500%, 12/01/31	2,264	2,387
3.500%, 02/01/32	3,075	3,241
3.500%, 12/01/41	2,462	2,568
3.000%, 10/01/21	301	313
2.625%, 09/06/24	4,500	4,605
2.500%, 04/25/31	2,522	2,527
2.000%, 06/25/30	3,213	3,247
2.000%, 08/25/36	1,217	1,213
GNMA
7.500%, 12/20/29	1	1
6.500%, 03/15/31	6	7
6.500%, 07/15/31	165	189
6.000%, 05/15/28	1	1
6.000%, 09/15/34	187	212

Description	Face Amount (000)/Shares	Value (000)
GNMA — (continued)
6.000%, 11/15/34	$29	$33
6.000%, 12/15/34	55	64
5.500%, 01/15/36	375	424
5.500%, 04/15/36	183	207
5.000%, 09/15/17	25	26
5.000%, 12/15/17	27	27
5.000%, 10/15/18	4	4
5.000%, 11/15/18	4	4
5.000%, 01/15/19	94	99
5.000%, 03/15/33	7	8
5.000%, 04/15/33	4	5
5.000%, 06/15/33	27	30
5.000%, 04/15/38	224	249
4.500%, 02/15/20	118	123

Total U.S. Government Mortgage-Backed Obligations (Cost $34,512 (000))		35,955

Registered Investment Company — 4.7%
Open-End Fund — 4.7%
BlackRock High Yield Portfolio, Institutional Class	1,572,433	11,919

Total Open-End Fund		11,919

Total Registered Investment Company (Cost $12,853 (000))		11,919

U.S. Treasury Obligation — 2.0%
U.S. Treasury Note
2.375%, 08/15/24	5,000	5,112

Total U.S. Treasury Obligation (Cost $5,019 (000))		5,112

Asset-Backed Security — 1.2%
Ford Credit Floorplan Master Owner Trust
0.576%, 01/15/18 (B)	3,000	3,001

Total Asset-Backed Security (Cost $3,000 (000))		3,001

Convertible Bond — 0.1%
Electrical Utilities — 0.1%
NRG Yield (A)
3.500%, 02/01/19	250	233

Total Electrical Utilities		233

Total Convertible Bond (Cost $239 (000))		233

Cash Equivalent — 2.6%
Federated Prime Obligations Fund, Cl I, 0.030% (C)	6,483,435	6,483

Total Cash Equivalent (Cost $6,483 (000))		6,483

Total Investments — 99.2% (Cost $246,098 (000)) †		$249,234

Percentages are based on net assets of $251,290 (000).

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2015, the value of these securities amounted to $8,482 (000), representing 3.4% of the net assets.
(B)	Variable Rate Security — The rate reported is the rate in effect at October 31, 2015.
(C)	The rate reported is the 7-day effective yield as of October 31, 2015.

6

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON CORE BOND FUND

AGM — Assured Guaranty Municipal

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

† At October 31, 2015, the tax basis cost of the Fund’s investments was $246,098(000), and the unrealized appreciation and depreciation were $6,708 (000) and $3,572 (000), respectively.

The following is a list of the level of inputs used as of October 31, 2015, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$136,600	$—	$136,600
Municipal Bonds	—	49,931	—	49,931
U.S. Government Mortgage- Backed Obligations	—	35,955	—	35,955
Registered Investment Company	11,919	—	—	11,919
U.S. Treasury Obligation	—	5,112	—	5,112
Asset-Backed Security	—	3,001	—	3,001
Convertible Bond	—	233	—	233
Cash Equivalent	6,483	—	—	6,483

Total Investments in Securities	$18,402	$230,832	$—	$249,234

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-006-1500

7

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)

Corporate Bonds — 34.6%
Aerospace & Defense — 0.7%
Erickson
8.250%, 05/01/20	$250	$175
Orbital ATK (A)
5.500%, 10/01/23	250	261

Total Aerospace & Defense		436

Automotive — 2.0%
American Axle & Manufacturing
6.625%, 10/15/22	500	531
Goodyear Tire & Rubber
6.500%, 03/01/21	250	266
Titan International
6.875%, 10/01/20	500	422

Total Automotive		1,219

Broadcasting, Newspapers and Advertising — 0.2%
iHeartCommunications
10.000%, 01/15/18	250	132

Total Broadcasting, Newspapers and Advertising		132

Building & Construction — 2.1%
Beazer Homes USA
7.250%, 02/01/23	250	235
Cemex Finance (A)
9.375%, 10/12/22	500	544
K Hovnanian Enterprises (A)
7.250%, 10/15/20	500	470

Total Building & Construction		1,249

Chemicals — 1.9%
Cornerstone Chemical (A)
9.375%, 03/15/18	500	505
Hexion
6.625%, 04/15/20	250	212
Momentive Performance Materials
3.880%, 10/24/21	500	400

Total Chemicals		1,117

Commercial Services — 0.7%
Global A&T Electronics (A)
10.000%, 02/01/19	500	425

Total Commercial Services		425

Computer Software — 0.8%
BMC Software
7.250%, 06/01/18	250	220
Interface Security Systems Holdings
9.250%, 01/15/18	250	251

Total Computer Software		471

Data Processing & Outsourced Services — 0.1%
Nielsen Finance (A)
5.000%, 04/15/22	65	66

Total Data Processing & Outsourced Services		66

Description	Face Amount (000)	Value (000)
E-Commerce/Services — 0.6%
Mood Media (A)
9.250%, 10/15/20	$500	$359

Total E-Commerce/Services		359

Energy-Alternate Sources — 0.1%
Linc USA GP (A)
12.500%, 10/31/17	500	33

Total Energy-Alternate Sources		33

Entertainment — 2.2%
Lee Enterprises (A)
9.500%, 03/15/22	500	476
McClatchy
9.000%, 12/15/22	405	387
Scientific Games
8.125%, 09/15/18	500	455

Total Entertainment		1,318

Entertainment & Gaming — 0.5%
Activision Blizzard (A)
5.625%, 09/15/21	270	286

Total Entertainment & Gaming		286

Financial Services — 1.7%
General Electric Capital (B) (C)
5.250%, 12/31/49	500	522
Innovation Ventures (A)
9.500%, 08/15/19	460	481
MMC Energy Escrow
9.250%, 10/15/20	500	—

Total Financial Services		1,003

Food, Beverage & Tobacco — 1.6%
Alliance One International
9.875%, 07/15/21	250	215
Simmons Foods (A)
7.875%, 10/01/21	250	234
SUPERVALU
6.750%, 06/01/21	500	484

Total Food, Beverage & Tobacco		933

Gas & Natural Gas — 0.8%
Teekay
8.500%, 01/15/20	500	499

Total Gas & Natural Gas		499

Hotels & Lodging — 0.4%
Hilton Worldwide Finance
5.625%, 10/15/21	250	262

Total Hotels & Lodging		262

Machinery — 0.3%
Apex Tool Group (A)
7.000%, 02/01/21	250	201

Total Machinery		201

Medical Products & Services — 3.2%
CHS
5.125%, 08/01/21	250	258

8

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)
Medical Products & Services — (continued)
Covenant Surgical Partners (A)
8.750%, 08/01/19	$250	$249
Tenet Healthcare
6.000%, 10/01/20	500	540
Universal Hospital Services
7.625%, 08/15/20	500	477
Valeant Pharmaceuticals International (A)
6.125%, 04/15/25	500	420

Total Medical Products & Services		1,944

Metals & Mining — 1.2%
AK Steel
7.625%, 05/15/20	500	260
Thompson Creek Metals
9.750%, 12/01/17	500	472

Total Metals & Mining		732

Paper & Related Products — 1.3%
PaperWorks Industries (A)
9.500%, 08/15/19	250	249
Tembec Industries (A)
9.000%, 12/15/19	500	400
Verso Paper Holdings
11.750%, 01/15/19	500	112

Total Paper & Related Products		761

Petroleum & Fuel Products — 1.9%
Chesapeake Energy
6.500%, 08/15/17	500	459
Cloud Peak Energy Resources
8.500%, 12/15/19	500	295
Transocean
6.875%, 12/15/21	500	396

Total Petroleum & Fuel Products		1,150

Printing & Publishing — 1.2%
American Media
11.500%, 12/15/17	250	254
Cenveo (A)
6.000%, 08/01/19	500	439

Total Printing & Publishing		693

Retail — 2.0%
Bon-Ton Department Stores
8.000%, 06/15/21	500	282
Icon Health & Fitness (A)
11.875%, 10/15/16	500	497
Outerwall
6.000%, 03/15/19	250	249
Toys R Us
10.375%, 08/15/17	250	201

Total Retail		1,229

Semi-Conductors & Instruments — 1.2%
Advanced Micro Devices
7.750%, 08/01/20	250	185
Flextronics International
5.000%, 02/15/23	250	255
Jabil Circuit
4.700%, 09/15/22	250	252

Total Semi-Conductors & Instruments		692

Description	Face Amount (000)/Shares	Value (000)
Telephones & Telecommunication — 5.2%
Avaya (A)
9.000%, 04/01/19	$500	$408
Cequel Communications Holdings I (A)
6.375%, 09/15/20	250	250
Cincinnati Bell
8.375%, 10/15/20	500	521
Digicel Group (A)
8.250%, 09/30/20	250	221
Frontier Communications
8.750%, 04/15/22	495	476
Intelsat Luxembourg
6.750%, 06/01/18	250	222
Level 3 Financing
5.375%, 08/15/22	500	509
Sprint Capital
6.900%, 05/01/19	500	480

Total Telephones & Telecommunication		3,087

Transportation Services — 0.7%
Accuride
9.500%, 08/01/18	165	165
XPO Logistics (A)
7.875%, 09/01/19	250	252

Total Transportation Services		417

Total Corporate Bonds (Cost $23,580 (000))		20,714

Registered Investment Companies — 27.9%
Exchange Traded Funds — 15.5%
Alerian MLP ETF	388,532	5,280
PowerShares Preferred Portfolio	270,867	4,012

Total Exchange Traded Funds		9,292

Open-End Funds — 12.4%
BlackRock Funds II — Floating Rate Income Portfolio, Institutional Class	453,415	4,575
BlackRock High Yield Portfolio, Institutional Class	378,559	2,869

Total Open-End Funds		7,444

Total Registered Investment Companies (Cost $17,304 (000))		16,736

Preferred Stock — 17.3%
Banks — 2.4%
First Niagara Financial Group 8.625% (B) (C)	17,000	468
JPMorgan Chase 6.700% (C)	16,000	432
Wells Fargo 6.625% (B) (C)	20,000	563

Total Banks		1,463

Financial Services — 4.0%
Ally Financial 8.500% (B) (C)	19,000	489
Goldman Sachs Group 5.500% (B) (C)	20,000	498
Morgan Stanley 6.875% (B) (C)	20,000	541
PPL Capital Funding
5.900%, 04/30/73	22,900	580
State Street 5.900% (B) (C)	10,000	266

Total Financial Services		2,374

Insurance — 5.4%
Aegon 6.375% (C)	22,170	567
Allstate 5.625% (C)	20,000	520

9

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Insurance — (continued)
American Financial Group
5.750%, 08/25/42	23,010	$595
AmTrust Financial Services 7.500% (C)	20,000	512
Hartford Financial Services Group
7.875%, 04/15/42 (B)	18,240	562
Maiden Holdings North America
8.000%, 03/27/42	19,000	494

Total Insurance		3,250

Pipelines — 0.8%
NuStar Logistics
7.625%, 01/15/43 (B)	19,490	499

Total Pipelines		499

Real Estate Investment Trust — 1.7%
DDR 6.250% (C)	20,000	515
Digital Realty Trust 5.875% (C)	20,000	486

Total Real Estate Investment Trust		1,001

Telephones & Telecommunication — 2.3%
Qwest
6.125%, 06/01/53	33,141	841
United States Cellular
7.250%, 12/01/63	20,000	512

Total Telephones & Telecommunication		1,353

Transportation Services — 0.7%
Costamare 7.625% (C)	20,000	420

Total Transportation Services		420

Total Preferred Stock (Cost $10,198 (000))		10,360

Common Stock — 15.6%
Advertising Agencies — 0.1%
Harte-Hanks	17,445	74

Total Advertising Agencies		74

Automotive — 0.2%
General Motors	2,560	89

Total Automotive		89

Banks — 1.4%
City Holding	1,780	85
First Financial Bancorp	4,474	86
NBT Bancorp	3,235	91
New York Community Bancorp	4,683	77
Northwest Bancshares	6,820	92
People’s United Financial	5,278	84
TrustCo Bank NY	13,930	87
Trustmark	3,600	87
United Bankshares	2,164	86
Valley National Bancorp	8,691	91

Total Banks		866

Computers & Services — 0.3%
Comtech Telecommunications	3,009	73
Lexmark International, Cl A	2,690	87

Total Computers & Services		160

Description	Shares	Value (000)
Consumer Electronics — 0.1%
Garmin	2,440	$87

Total Consumer Electronics		87

Containers & Packaging — 0.2%
Greif, Cl A	2,700	88

Total Containers & Packaging		88

E-Commerce — 0.1%
PetMed Express	5,110	86

Total E-Commerce		86

Electrical Utilities — 1.7%
Ameren	1,995	87
Avista	2,535	86
Consolidated Edison	1,280	84
Duke Energy	1,130	81
Entergy	1,223	83
Exelon	2,605	73
FirstEnergy	2,460	77
Hawaiian Electric Industries	2,760	81
Pinnacle West Capital	1,335	85
PPL	2,555	88
Public Service Enterprise	2,000	82
Southern	1,830	82

Total Electrical Utilities		989

Financial Services — 0.1%
Calamos Asset Management, Cl A	7,273	68

Total Financial Services		68

Food, Beverage & Tobacco — 0.6%
Altria Group	1,528	92
Philip Morris International	990	88
Reynolds American	2,080	101
Universal	1,743	94

Total Food, Beverage & Tobacco		375

Gas & Natural Gas — 0.4%
Laclede Group	1,555	91
Northwest Natural Gas	1,895	91
Spectra Energy	2,840	81

Total Gas & Natural Gas		263

Insurance — 0.2%
Safety Insurance Group	1,539	89

Total Insurance		89

Medical Products & Services — 0.4%
Landauer	2,237	88
Meridian Bioscience	4,620	88
Ventas	1,630	88

Total Medical Products & Services		264

Paper & Paper Products — 0.2%
Schweitzer-Mauduit International	2,358	92

Total Paper & Paper Products		92

10

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Petroleum & Fuel Products — 0.6%
Chevron	980	$89
ConocoPhillips	1,649	88
Diamond Offshore Drilling	3,540	70
Helmerich & Payne	1,490	84

Total Petroleum & Fuel Products		331

Pharmaceuticals — 0.1%
Pfizer	2,410	81

Total Pharmaceuticals		81

Real Estate Investment Trust — 8.3%
Alexandria Real Estate Equities	1,140	102
American Campus Communities	2,720	110
Apartment Investment & Management, Cl A	2,680	105
BioMed Realty Trust	5,180	121
Boston Properties	840	106
Brandywine Realty Trust	7,670	104
Camden Property Trust	1,350	100
Care Capital Properties	412	14
CBL & Associates Properties	6,390	93
Corporate Office Properties Trust	4,355	100
Corrections Corp of America	3,045	87
Digital Realty Trust	1,550	115
Duke Realty	5,385	112
EastGroup Properties	1,790	100
EPR Properties	1,860	106
Equity Commonwealth *	3,925	113
Equity Residential	1,400	108
GEO Group	2,845	92
HCP	2,800	104
Healthcare Realty Trust	4,435	117
Highwoods Properties	2,525	110
Hospitality Properties Trust	3,535	95
Kimco Realty	4,310	115
Kite Realty Group Trust	4,000	106
Lexington Realty Trust	12,090	107
Liberty Property Trust	3,155	107
Macerich	1,350	114
Mack-Cali Realty	5,480	119
Medical Properties Trust	7,655	86
Mid-America Apartment Communities	1,370	117
National Retail Properties	2,850	108
Omega Healthcare Investors	2,965	102
Piedmont Office Realty Trust, Cl A	5,620	109
Plum Creek Timber	2,570	105
Rayonier	4,060	92
Realty Income	2,245	111
Regency Centers	1,680	114
Retail Properties of America, Cl A	7,210	108
Ryman Hospitality Properties	1,810	95
Senior Housing Properties Trust	5,960	90
Spirit Realty Capital	10,400	106
Sun Communities	1,560	105
UDR	3,150	109
VEREIT	12,120	100
Washington Real Estate Investment Trust	3,985	108
Weingarten Realty Investors	3,020	108
Welltower	1,565	101

Description	Shares/Face Amount (000)	Value (000)
Real Estate Investment Trust — (continued)
WP Carey	1,740	$110

Total Real Estate Investment Trust		4,966

Retail — 0.2%
Mattel	3,660	90

Total Retail		90

Telephones & Telecommunication — 0.4%
AT&T	2,505	84
CenturyLink	2,985	84
Verizon Communications	1,780	84

Total Telephones & Telecommunication		252

Total Common Stock (Cost $8,917 (000))		9,310

Convertible Bond — 0.4%
Electrical Utilities — 0.4%
NRG Yield (A)
3.500%, 02/01/19	$250	234

Total Electrical Utilities		234

Total Convertible Bond (Cost $238 (000))		234

Cash Equivalent (D) — 3.5%
Federated Prime Obligations Fund, Cl I, 0.030%	2,118,299	2,118

Total Cash Equivalent (Cost $2,118 (000))		2,118

Total Investments — 99.3% (Cost $62,355 (000)) †		$59,472

Percentages are based on net assets of $59,916 (000).

*	Non-income producing security.

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2015, the value of these securities amounted to $7,960 (000), representing 13.3% of the net assets.

(B)	Variable Rate Security — The rate reported is the rate in effect at October 31, 2015.

(C)	Perpetual Maturity

(D)	The rate reported is the 7-day effective yield as of October 31, 2015.

Cl — Class

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

† At October 31, 2015, the tax basis cost of the Fund’s investments was $62,355 (000), and the unrealized appreciation and depreciation were $1,285 (000) and $(4,168) (000), respectively.

The following is a list of the level of inputs used as of October 31, 2015, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$20,714	$—	$20,714
Registered Investment
Companies	16,736	—	—	16,736
Preferred Stock	10,360	—	—	10,360
Common Stock	9,310	—	—	9,310
Convertible Bond	—	234	—	234
Cash Equivalent	2,118	—	—	2,118

Total Investments in Securities	$38,524	$20,948	$—	$59,472

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

11

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

During the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-0700

12

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 96.6%
Australia — 1.0%
BHP Billiton ADR	102,155	$3,360

Total Australia		3,360

Austria — 5.6%
Conwert Immobilien Invest	289,614	4,178
Erste Group Bank	195,432	5,772
Schoeller-Bleckmann Oilfield Equipment	73,257	4,420
Voestalpine	155,539	5,659

Total Austria		20,029

Brazil — 1.9%
Banco Bradesco ADR	378,457	2,059
Banco do Brasil	457,500	1,901
Qualicorp	617,100	2,601

Total Brazil		6,561

Canada — 2.9%
Magna International	123,449	6,506
Rogers Communications, Cl B	90,570	3,605

Total Canada		10,111

China — 5.7%
Anhui Conch Cement, Cl H	1,680,000	5,138
China Oilfield Services, Cl H	3,703,200	4,154
Industrial & Commercial Bank of China, Cl H	6,529,000	4,157
Mindray Medical International ADR	199,760	4,791
Weichai Power, Cl H	1,774,800	1,893

Total China		20,133

Colombia — 0.9%
Bancolombia ADR	91,623	3,172

Total Colombia		3,172

Czech Republic — 1.1%
Komercni Banka	19,150	3,984

Total Czech Republic		3,984

France — 2.9%
Societe Generale	115,804	5,420
Sodexo	55,501	4,957

Total France		10,377

Hong Kong — 1.8%
Orient Overseas International	1,317,700	6,284

Total Hong Kong		6,284

India — 4.2%
HDFC Bank ADR	126,798	7,752
ICICI Bank ADR	841,735	7,256

Total India		15,008

Indonesia — 0.7%
Indofood Sukses Makmur	6,282,300	2,530

Total Indonesia		2,530

Description	Shares	Value (000)
Ireland — 3.8%
Shire	178,265	$13,564

Total Ireland		13,564

Japan — 8.8%
Denso	259,100	12,042
Hitachi	927,000	5,348
Nippon Steel & Sumitomo Metal	207,600	4,213
Secom	144,300	9,626

Total Japan		31,229

Netherlands — 1.0%
Royal Dutch Shell, Cl A	136,540	3,594

Total Netherlands		3,594

Norway — 4.7%
DNB	635,045	8,118
Norsk Hydro	1,099,881	3,968
StatoilHydro ADR	291,205	4,706

Total Norway		16,792

Panama — 3.2%
Carnival	210,808	11,400

Total Panama		11,400

Singapore — 2.6%
DBS Group Holdings	442,000	5,435
United Industrial	1,675,900	3,681

Total Singapore		9,116

South Korea — 3.0%
Hyundai Mobis	26,831	5,625
Samsung Electronics	4,160	4,987

Total South Korea		10,612

Spain — 3.2%
Amadeus IT Holding, Cl A	266,772	11,437

Total Spain		11,437

Sweden — 2.3%
Getinge, Cl B	327,527	8,251

Total Sweden		8,251

Switzerland — 7.1%
Credit Suisse Group ADR	189,018	4,725
Novartis ADR	109,990	9,946
Roche Holding	38,355	10,465

Total Switzerland		25,136

Taiwan — 3.1%
Advanced Semiconductor Engineering	6,637,000	7,719
Taiwan Semiconductor Manufacturing	819,000	3,440

Total Taiwan		11,159

Turkey — 2.3%
Akbank	1,666,858	4,292
Turkiye Garanti Bankasi	1,416,081	3,688

Total Turkey		7,980

13

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
United Kingdom — 11.4%
ARM Holdings ADR	346,358	$16,427
Diageo	321,209	9,324
HSBC Holdings	452,788	3,553
ITV	1,448,419	5,646
Rio Tinto ADR	147,440	5,383

Total United Kingdom		40,333

United States — 11.4%
Core Laboratories	91,360	10,628
Everest Re Group	65,295	11,621
ICON *	207,775	13,270
Teva Pharmaceutical Industries ADR	84,315	4,991

Total United States		40,510

Total Common Stock (Cost $309,257 (000))		342,662

Cash Equivalents (A) — 3.2%
Federated Prime Obligations Fund, Cl I, 0.030%	5,963,612	5,964
Dreyfus Government Cash Management, Institutional Class, 0.030%	5,570,470	5,570

Total Cash Equivalents (Cost $11,534 (000))		11,534

Total Investments — 99.8% (Cost $320,791 (000)) †		$354,196

Percentages are based on net assets of $354,872 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2015.

ADR — American Depositary Receipt

Cl — Class

† At October 31, 2015, the tax basis cost of the Fund’s investments was $320,791 (000), and the unrealized appreciation and depreciation were $65,345 (000) and $(31,940) (000), respectively.

The following is a list of the level of inputs used as of October 31, 2015, in valuing the Fund’s Investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$3,360	$—	$—	$3,360
Austria	—	20,029	—	20,029
Brazil	6,561	—	—	6,561
Canada	10,111	—	—	10,111
China	4,791	15,342	—	20,133
Colombia	3,172	—	—	3,172
Czech Republic	—	3,984	—	3,984
France	—	10,377	—	10,377
Hong Kong	—	6,284	—	6,284
India	15,008	—	—	15,008
Indonesia	—	2,530	—	2,530
Ireland	—	13,564	—	13,564
Japan	—	31,229	—	31,229
Netherlands	3,594	—	—	3,594
Norway	4,706	12,086	—	16,792
Panama	11,400	—	—	11,400
Singapore	—	9,116	—	9,116
South Korea	—	10,612	—	10,612
Spain	—	11,437	—	11,437
Sweden	—	8,251	—	8,251
Switzerland	14,672	10,464	—	25,136
Taiwan	—	11,159	—	11,159
Turkey	—	7,980	—	7,980
United Kingdom	21,811	18,522	—	40,333
United States	40,510	—	—	40,510

Total Common Stock	139,696	202,966	—	342,662

Cash Equivalents	$11,534	$—	$—	$11,534

Total Investments in Securities	$151,229	$202,966	$—	$354,196

Amounts designated as “—“ are either $0 or have been rounded to $0.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

During the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-1500

14

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND

Description	Shares	Value (000)

Registered Investment Companies — 89.7%
Exchange Traded Funds — 89.7%
iShares 20+ Year Treasury Bond ETF	1,600	$196
iShares Commodities Select Strategy ETF	5,100	168
iShares Core S&P 500 ETF	4,000	836
iShares Core U.S. Aggregate Bond ETF	1,800	197
iShares iBoxx High Yield Fund ETF	600	51
iShares iBoxx Investment Grade Corporate Bond ETF	600	70
iShares MSCI Global Gold Miners ETF	8,000	47
iShares Short Maturity Bond ETF	6,800	340
iShares U.S. Preferred Stock ETF	1,800	71
PIMCO Enhanced Short Maturity Active ETF	3,500	353
Vanguard REIT ETF	10,500	839

Total Exchange Traded Funds		3,168

Total Registered Investment Companies (Cost $3,185 (000))		3,168

Cash Equivalent (A) — 57.3%
Federated Prime Obligations Fund, Cl I, 0.030%	2,020,873	2,021

Total Cash Equivalent (Cost $2,021 (000))		2,021

Total Investments — 147.0% (Cost $5,206 (000)) †		$5,189

Percentages are based on net assets of $3,531 (000).

(A)	The rate reported is the 7-day effective yield as of October 31, 2015.

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

† At October 31, 2015, the tax basis cost of the Fund’s investments was $5,206 (000), and the unrealized appreciation and depreciation were $1 (000) and $(18) (000), respectively.

As of October 31, 2015, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-013-0100

15

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

Description	Face Amount (000)/Shares	Value (000)

U.S. Government Agency Obligations — 54.2%
FFCB
0.170%, 11/01/15 (A)	$20,000	$19,998
0.215%, 11/06/15 (A)	10,000	10,002
0.164%, 11/25/15 (A)	5,000	5,000
FHLB
0.153%, 11/06/15 (B)	8,400	8,400
0.144%, 11/20/15 (A)	10,000	10,000
0.182%, 02/03/16 (B)	6,500	6,497
0.291%, 02/05/16 (B)	10,000	9,992
0.301%, 02/19/16 (B)	10,000	9,991
0.200%, 04/20/16 (B)	10,000	9,990
0.301%, 06/01/16 (B)	10,000	9,982
FHLMC
0.104%, 01/06/16	10,000	9,996
0.155%, 01/28/16 (B)	10,700	10,696
FNMA
0.110%, 11/02/15 (B)	15,000	15,000
0.148%, 01/06/16 (B)	12,562	12,559
0.180%, 02/08/16 (B)	7,899	7,895

Total U.S. Government Agency Obligations (Cost $155,998 (000))		155,998

U.S. Treasury Obligations — 19.1%
United States Treasury Bill	—	—
0.030%, 11/05/15	15,000	15,000
0.064%, 12/17/15	30,000	29,998
0.140%, 01/07/16	10,000	9,997

Total U.S. Treasury Obligations (Cost $54,995 (000))		54,995

Cash Equivalents (C) — 26.7%
Fidelity Institutional Government Portfolio, Cl I, 0.010%	19,733,682	19,733
Federated Treasury Obligations Fund, Institutional Class, 0.010%	19,242,733	19,243
Federated U.S. Treasury Cash Reserves, Cl I, 0.010% (C)	19,000,000	19,000
Federated Government Obligations Tax-Managed Fund, Cl I, 0.010%	18,839,766	18,840

Total Cash Equivalents (Cost $76,816 (000))		76,816

Total Investments — 100.0% (Cost $287,809 (000)) †		$287,809

Percentages are based on net assets of $287,776 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at October 31, 2015.
(B)	Discount Note — The rate reported is the effective yield at time of purchase.
(C)	The rate reported is the 7-day effective yield as of October 31, 2015.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2015, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-007-1500

16

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)

Common Stock — 93.3%
Airlines — 1.6%
Southwest Airlines	50,000	$2,315

Total Airlines		2,315

Automotive — 3.4%
AutoZone *	2,800	2,196
O’Reilly Automotive *	10,000	2,763

Total Automotive		4,959

Banks — 1.6%
Signature Bank NY *	16,000	2,383

Total Banks		2,383

Building & Construction — 3.1%
Lennox International	19,000	2,524
Toll Brothers *	56,000	2,014

Total Building & Construction		4,538

Cable/Media — 1.3%
AMC Networks, Cl A *	26,000	1,921

Total Cable/Media		1,921

Commercial Services — 1.5%
Robert Half International	41,000	2,159

Total Commercial Services		2,159

Computers & Services — 7.5%
Alliance Data Systems *	7,000	2,081
Apple	19,000	2,270
CoreLogic *	59,000	2,300
F5 Networks *	19,000	2,094
Visa, Cl A	29,000	2,250

Total Computers & Services		10,995

Consumer Products — 1.8%
Nike, Cl B	20,000	2,621

Total Consumer Products		2,621

Data Processing & Outsourced Services — 1.9%
Fiserv *	29,000	2,799

Total Data Processing & Outsourced Services		2,799

Drugs — 2.6%
Allergan *	8,000	2,468
Mylan *	32,000	1,411

Total Drugs		3,879

E-Commerce — 4.9%
Amazon.com *	4,000	2,504
Expedia	18,000	2,453
Priceline Group *	1,600	2,327

Total E-Commerce		7,284

Entertainment — 1.5%
Electronic Arts *	31,000	2,234

Total Entertainment		2,234

Description	Shares	Value (000)
Financial Services — 2.8%
Intercontinental Exchange	9,000	$2,272
Moody’s	20,000	1,923

Total Financial Services		4,195

Food, Beverage & Tobacco — 3.2%
Constellation Brands, Cl A	16,000	2,157
Dr Pepper Snapple Group	29,000	2,591

Total Food, Beverage & Tobacco		4,748

Hotels & Lodging — 1.4%
Wyndham Worldwide	26,000	2,115

Total Hotels & Lodging		2,115

Household Products — 3.1%
Clorox	17,000	2,073
Snap-on	15,000	2,488

Total Household Products		4,561

Industrials — 4.5%
Air Products & Chemicals	16,000	2,224
Danaher	24,000	2,239
Textron	52,000	2,193

Total Industrials		6,656

Information Technology — 6.2%
Cognizant Technology Solutions, Cl A *	35,000	2,384
Fortinet *	47,000	1,615
Red Hat *	29,000	2,294
VeriSign *	35,000	2,821

Total Information Technology		9,114

Insurance — 3.0%
Aon	24,000	2,239
Principal Financial Group	44,000	2,207

Total Insurance		4,446

Manufacturing — 1.8%
Acuity Brands	12,000	2,623

Total Manufacturing		2,623

Medical Products & Services — 9.7%
Becton Dickinson and	15,000	2,138
Cigna	14,000	1,876
Gilead Sciences	20,000	2,162
HCA Holdings *	25,000	1,720
Medtronic	30,000	2,218
Stryker	21,000	2,008
Waters *	17,000	2,173

Total Medical Products & Services		14,295

Paper & Paper Products — 1.4%
Sealed Air	41,000	2,014

Total Paper & Paper Products		2,014

Printing & Publishing — 1.4%
Deluxe	35,000	2,084

Total Printing & Publishing		2,084

17

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)
Real Estate Investment Trust — 2.9%
Jones Lang LaSalle	12,000	$2,000
Public Storage	10,000	2,295

Total Real Estate Investment Trust		4,295

Retail — 13.2%
Carter’s	22,000	1,999
Cracker Barrel Old Country Store	15,000	2,062
Dollar General	28,000	1,898
Domino’s Pizza	21,000	2,240
Home Depot	18,000	2,226
L Brands	25,000	2,399
Lowe’s	31,000	2,289
TJX	29,000	2,122
Tractor Supply	25,000	2,310

Total Retail		19,545

Semi-Conductors & Instruments — 4.4%
Avago Technologies, Cl A	18,000	2,216
Integrated Device Technology *	105,000	2,678
Skyworks Solutions	21,000	1,622

Total Semi-Conductors & Instruments		6,516

Web Portals/ISP — 1.6%
Alphabet, Cl A *	3,200	2,360

Total Web Portals/ISP		2,360

Total Common Stock (Cost $111,926 (000))		137,654

Registered Investment Companies — 5.9%
Exchange Traded Funds — 5.9%
SPDR Consumer Discretionary Select Sector ETF	40,000	3,239
SPDR Health Care Select Sector ETF	51,000	3,638
SPDR Technology Select Sector ETF	43,000	1,877

Total Exchange Traded Funds		8,754

Total Registered Investment Companies (Cost $8,273 (000))		8,754

Cash Equivalent — 0.7%
Federated Prime Obligations Fund, Cl I, 0.030% (A)	971,318	971

Total Cash Equivalent (Cost $971 (000))		971

Total Investments — 99.9% (Cost $121,170 (000)) †		$147,379

Percentages are based on net assets of $147,483 (000).

*	Non-income producing security

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depository Receipts

† At October 31, 2015, the tax basis cost of the Fund’s investments was $121,170 (000), and the unrealized appreciation and depreciation were $28,517 (000) and $(2,308) (000), respectively.

As of October 31, 2015, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-004-1500

18

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 96.7%
Australia — 6.7%
Australian Pharmaceutical Industries	15,700	$22
Blackmores	350	42
HFA Holdings	51,600	105
Independence Group NL	6,000	12
Metals X	19,300	19
Reject Shop	6,300	52
Sandfire Resources NL	5,400	24
Sirtex Medical	1,700	46
Vita Group	15,500	19
Vocus Communications	41,600	193

Total Australia		534

Belgium — 2.6%
AGFA-Gevaert *	10,300	44
Ion Beam Applications *	2,000	71
KBC Ancora	2,300	92

Total Belgium		207

Canada — 4.6%
Alacer Gold	11,400	22
Bankers Petroleum *	8,700	15
BRP *	1,200	22
Claude Resources *	38,600	21
Cott	9,500	99
Element Financial *	4,200	54
North West	3,400	75
Supremex	8,100	30
Theratechnologies *	20,500	28

Total Canada		366

Denmark — 2.8%
Spar Nord Bank	9,452	91
Vestas Wind Systems	2,327	135

Total Denmark		226

Finland — 0.3%
Lassila & Tikanoja	1,200	23

Total Finland		23

France — 7.1%
Faurecia	500	20
Ipsen	700	45
Peugeot *	12,600	222
Sopra Steria Group	700	80
Stallergenes Greer *	300	13
Wendel	1,600	191

Total France		571

Description	Shares	Value (000)
Germany — 6.7%
ADVA Optical Networking *	9,196	$100
AURELIUS & KGaA	813	37
Aurubis	2,251	150
Capital Stage	2,900	28
Hannover Rueck	218	25
Homag Group	1,842	71
Krones	193	23
Nordex *	2,000	65
ProSiebenSat.1 Media	715	39

Total Germany		538

Hong Kong — 4.3%
China Merchants China Direct Investments	20,000	34
FIH Mobile	45,000	21
Hutchison Telecommunications Hong Kong Holdings	81,000	30
PCCW	101,000	55
Skyworth Digital Holdings	140,000	104
SmarTone Telecommunications Holdings	56,000	99

Total Hong Kong		343

Israel — 0.3%
Reit 1	9,705	27

Total Israel		27

Italy — 3.8%
Anima Holding	5,600	55
Azimut Holding	4,000	97
Basicnet SpA *	15,000	66
Biesse	1,400	23
DiaSorin	900	40
Tesmec	26,100	20

Total Italy		301

Japan — 31.1%
Aisan Industry	6,900	69
Argo Graphics	4,000	58
Calsonic Kansei	2,000	16
Canon Electronics	1,000	17
Central Glass	5,000	25
Daiwabo Holdings	11,000	22
Geo Holdings	3,600	54
Hitachi Kokusai Electric	8,000	110
Inaba Denki Sangyo	600	19
Ishihara Sangyo Kaisha *	20,000	19
Jafco	900	34
JVC Kenwood	83,000	217
Kaga Electronics *	4,500	63
Kasai Kogyo	3,100	39

19

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
Japan — (continued)
Kawasaki Kisen Kaisha	26,000	$58
Keihin	2,500	41
Kyokuto Securities	3,300	43
Kyowa Exeo	7,400	77
Mimasu Semiconductor Industry	3,000	28
Mirait Holdings	2,700	23
Mitsubishi Steel Manufacturing	16,000	31
Musashi Seimitsu Industry	1,400	28
NEC Networks & System Integration	1,000	19
Nichias *	10,000	63
Nippon Coke & Engineering	22,100	18
Nippon Light Metal Holdings	15,200	26
Nippon Road	12,000	66
Nissin *	7,000	20
Nittetsu Mining	14,000	61
Oki Electric Industry	10,000	17
Origin Electric	5,000	14
PanaHome	3,000	21
Sakai Chemical Industry	6,000	18
Sanyo Denki	12,500	76
Sanyo Shokai	46,300	134
Sanyo Special Steel Ltd.	29,900	124
Shin-Etsu Polymer	9,600	50
Shinko Plantech	9,900	80
Shizuoka Gas	4,800	32
Sojitz	17,500	39
Take And Give Needs	3,400	19
Takuma	3,000	24
Tatsuta Electric Wire and Cable	5,200	20
Tokai Rika	800	17
Tokyo Energy & Systems	2,000	19
Tokyo Tekko	8,000	37
Toyo Kohan	4,300	14
Toyo Securities	11,600	37
Unipres	900	20
YAMABIKO	4,400	41
Yamazen	4,800	43
Yorozu	7,100	153
Yurtec	8,000	77

Total Japan		2,490

Netherlands — 0.5%
Advanced Metallurgica *	2,300	19
Beter Bed Holding	900	22

Total Netherlands		41

New Zealand — 0.4%
Summerset Group Holdings	12,600	34

Total New Zealand		34

Description	Shares	Value (000)
Norway — 1.9%
AF Gruppen	8,500	$125
Frontline *	7,800	25

Total Norway		150

Portugal — 0.3%
Altri SGPS	5,300	25

Total Portugal		25

Singapore — 1.0%
China Merchants Holdings Pacific	80,700	55
Raffles Medical Group	6,900	21

Total Singapore		76

South Korea — 0.4%
Hanwha General Insurance *	5,135	34

Total South Korea		34

Spain — 1.2%
CIE Automotive	1,900	31
Gamesa Tecnologica	4,300	68

Total Spain		99

Sweden — 1.8%
Axfood	2,200	40
Boliden	1,000	19
Intrum Justitia	700	25
Meda, Cl A	1,400	21
Probi	1,300	22
RaySearch Laboratories *	1,500	19

Total Sweden		146

Switzerland — 3.3%
Adecco	2,812	209
VZ Holding	186	58

Total Switzerland		267

United Kingdom — 15.4%
Beazley	34,700	195
Big Yellow Group	6,400	74
Cable & Wireless Communications	99,200	112
Clarkson	1,700	64
Clinigen Group	19,500	189
Debenhams	56,800	78
Derwent London	600	36
Dixons Carphone	2,900	21
EMIS Group	1,400	23
Indivior	10,800	34
IP Group PLC *	11,600	43
LondonMetric Property	10,900	28

20

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
United Kingdom — (continued)
Man Group	23,000	$60
Micro Focus International	3,200	62
QinetiQ Group	12,500	43
Rank Group *	20,500	87
Renishaw	900	26
Savills	2,600	37
Segro	3,300	23

Total United Kingdom		1,235

United States — 0.2%
Orbotech *	1,000	17

Total United States		17

Total Common Stock (Cost $7,641 (000))		7,750

Cash Equivalents (A) — 2.8%
Federated Prime Obligations Fund, Cl I, 3.000%	145,558	145
Dreyfus Government Cash Management, 3.000%	73,939	74

Total Cash Equivalents (Cost $219 (000))		219

Total Investments — 99.5% (Cost $7,860 (000)) †		$7,969

Percentages are based on net assets of $8,012 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2015.

Cl — Class

PLC — Public Limited Company

† At October 31, 2015, the tax basis cost of the Fund’s investments was $7,860 (000), and the unrealized appreciation and depreciation were $408 (000) and $(299) (000), respectively.

The following is a list of the level of inputs used as of October 31, 2015, in valuing the Fund’s Investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$492	$42	$—	$534
Belgium	207	—	—	207
Canada	366	—	—	366
Denmark	226	—	—	226
Finland	23	—	—	23
France	571	—	—	571
Germany	538	—	—	538
Hong Kong	343	—	—	343
Israel	27	—	—	27
Italy	301	—	—	301
Japan	2,334	156	—	2,490
Netherlands	19	22	—	41
New Zealand	34	—	—	34
Norway	150	—	—	150
Portugal	25	—	—	25
Singapore	76	—	—	76
South Korea	34	—	—	34
Spain	99	—	—	99
Sweden	146	—	—	146
Switzerland	267	—	—	267
United Kingdom	1,235	—	—	1,235
United States	17	—	—	17

Total Common Stock	7,530	220	—	7,750

Cash Equivalents	219	—	—	219

Total Investments in Securities	$7,749	$220	$—	$7,969

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

During the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-014-0100

21

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 93.5%

Alabama — 3.4%
Birmingham Water Works Board, Ser A, RB
Callable 01/01/22 @ 100
3.875%, 01/01/32	$335	$340

Total Alabama		340

Louisiana — 89.3%
Central Community School System, GO
Callable 03/01/24 @ 100
4.000%, 03/01/30	150	158
City of Shreveport Louisiana, GO
Callable 09/01/24 @ 100
5.000%, 09/01/32	250	284
Desoto Parish, School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	370	376
Iberia Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	525	539
Lafayette, Consolidated Government, RB
Callable 11/01/20 @ 100
4.750%, 11/01/35	200	220
Lafayette, Consolidated Government, RB, AGM
Callable 11/01/25 @ 100
3.750%, 11/01/31	50	50
Lafayette, Parish Law Enforcement District, Limited Tax, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	280	280
Louisiana, Gas & Fuels Tax Project, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/37	165	187
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
Callable 10/01/24 @ 100
5.000%, 10/01/34	350	394
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	750	778
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC
Pre-Refunded @ 100
4.500%, 06/01/17 (A)	150	159

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB
Callable 04/01/19 @ 100
5.375%, 04/01/31	$100	$111
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	300	317
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/41	325	361
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	200	203
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/40	610	675
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	188
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL-RE
Pre-Refunded @ 100
5.500%, 06/01/17 (A)	25	27
Louisiana, Transportation Authority, Ser A, RB
Callable 08/15/23 @ 100
4.500%, 08/15/43	350	366
Louisiana, University & Agricultural & Mechanical College, Auxilary, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/35	100	112
Parish of Ascension Louisiana, RB, AGM
Callable 04/01/18 @ 100
3.250%, 04/01/35	565	567
Parish of State John the Baptist Louisiana, GO
Callable 03/01/25 @ 100
3.500%, 03/01/30	110	110

22

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	$115	$125
St. Charles Parish, School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	300	294
St. Martin Parish, School District Project, GO, AGM
Callable 03/01/21 @ 100
5.000%, 03/01/31	100	110
St. Tammany Parish, Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	259
St. Tammany Parish, Road District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	275	289
Tangipahoa Parish, Water District Project, RB, AMBAC
Callable 04/01/17 @ 100
4.375%, 04/01/47	350	359
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB
Callable 04/01/20 @ 100
5.000%, 04/01/28	150	165
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM
Callable 04/01/21 @ 100
5.250%, 04/01/36	100	113
Town of Livingston Louisiana, RB
Callable 08/01/21 @ 100
5.300%, 08/01/41	250	273
West Ouachita Parish, School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	290	296
Zachary Community, School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	204

Total Louisiana		8,949

Virgin Islands — 0.8%
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	70	74

Total Virgin Islands		74

Total Municipal Bonds (Cost $8,888 (000))		9,363

Description	Shares	Value (000)

Cash Equivalent (B) — 5.8%
SEI Tax Exempt Trust, Institutional Tax Free Portfolio, Cl A, 0.020%	583,702	$584

Total Cash Equivalent (Cost $584 (000))		584

Total Investments — 99.3% (Cost $9,472 (000)) †		$9,947

Percentages are based on net assets of $10,017 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of October 31, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

† At October 31, 2015, the tax basis cost of the Fund’s investments was $9,472 (000), and the unrealized appreciation and depreciation were $494 (000) and $(19) (000), respectively.

The following is a list of the level of inputs used as of October 31, 2015, in valuing the Fund’s Investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$9,363	$—	$9,363
Cash Equivalent	584	—	—	584

Total Investments in Securities	$584	$9,363	$—	$9,947

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-1000

23

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Common Stock — 98.4%
Aerospace & Defense — 1.5%
Ducommun *	3,812	$82

Total Aerospace & Defense		82

Automotive — 1.5%
Superior Industries International	4,200	83

Total Automotive		83

Banks — 14.8%
Entegra Financial *	4,565	80
Enterprise Financial Services	2,875	82
First Defiance Financial	2,139	82
Franklin Financial Services	3,228	75
Heartland Financial USA	2,025	75
Lakeland Bancorp	7,027	82
MainSource Financial Group	3,548	77
Preferred Bank	2,545	83
Seacoast Banking *(A)	5,480	84
TriState Capital Holdings *	6,442	80

Total Banks		800

Casinos & Gaming — 1.7%
Monarch Casino & Resort *	4,306	94

Total Casinos & Gaming		94

Chemicals — 4.7%
Chase	1,925	85
Core Molding Technologies *	4,114	82
Trecora Resources *	6,154	89

Total Chemicals		256

Commercial Services — 1.7%
Barrett Business Services	1,835	90

Total Commercial Services		90

Computers & Services — 2.6%
Alliance Fiber Optic Products	4,658	63
ClearOne	6,243	76

Total Computers & Services		139

Consumer Electronics — 1.5%
ZAGG *	9,409	80

Total Consumer Electronics		80

Consumer Products — 1.2%
Rocky Brands	5,281	67

Total Consumer Products		67

Data Processing & Outsourced Services — 1.4%
ICF International *	2,397	74

Total Data Processing & Outsourced Services		74

E-Commerce — 3.5%
Natural Health Trends	2,258	111
PetMed Express	4,612	78

Total E-Commerce		189

Description	Shares	Value (000)
Engineering Services — 1.7%
NV5 Holdings *	3,931	$92

Total Engineering Services		92

Entertainment — 1.5%
Isle of Capri Casinos *	4,300	82

Total Entertainment		82

Financial Services — 9.1%
Cash America International	2,633	91
Cowen Group, Cl A *	17,995	76
Diamond Hill Investment Group	390	78
International. FCStone *	2,932	93
Nicholas Financial *	5,810	77
Regional Management *	4,893	80

Total Financial Services		495

Food, Beverage & Tobacco — 1.2%
Alliance One International *	3,780	67

Total Food, Beverage & Tobacco		67

Gas & Natural Gas — 1.3%
Star Gas Partners (B)	8,787	69

Total Gas & Natural Gas		69

Home Furnishings — 2.9%
Bassett Furniture Industries	2,622	84
Hooker Furniture	2,960	73

Total Home Furnishings		157

Information Technology — 1.3%
Monster Worldwide *	11,300	71

Total Information Technology		71

Insurance — 6.2%
EMC Insurance Group	3,112	78
Employers Holdings	3,250	86
Hallmark Financial Services *	6,390	83
Heritage Insurance Holdings *	3,936	87

Total Insurance		334

Machinery — 2.9%
Global Brass & Copper Holdings	3,510	79
Hardinge	8,139	77

Total Machinery		156

Manufacturing — 1.7%
LSI Industries	8,656	93

Total Manufacturing		93

Materials — 3.0%
Patrick Industries *	1,830	74
US Concrete *	1,603	89

Total Materials		163

Medical Products & Services — 8.9%
Addus HomeCare *	2,562	64
Anika Therapeutics *	2,333	90
FONAR *	5,330	93

24

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)
Medical Products & Services — (continued)
LeMaitre Vascular	6,405	$85
NeoGenomics *	11,366	80
Vascular Solutions *	2,260	73

Total Medical Products & Services		485

Petroleum & Fuel Products — 1.3%
Dawson Geophysical *	21,013	68

Total Petroleum & Fuel Products		68

Retail — 5.8%
Bravo Brio Restaurant Group *	6,413	75
Citi Trends	3,128	84
Papa Murphy’s Holdings *	5,713	79
Ruth’s Hospitality Group	5,072	79

Total Retail		317

Semi-Conductors & Instruments — 9.2%
Cascade Microtech *	5,797	89
Ceva *	4,077	94
Fabrinet *	3,827	83
Kimball Electronics *	6,300	72
Mercury Systems *	4,703	81
NeoPhotonics *	9,447	78

Total Semi-Conductors & Instruments		497

Telephones & Telecommunication — 1.5%
FairPoint Communications *	4,930	79

Total Telephones & Telecommunication		79

Transportation Services — 2.8%
Douglas Dynamics	3,706	81
Supreme Industries, Cl A	9,017	72

Total Transportation Services		153

Total Common Stock (Cost $5,219 (000))		5,332

Cash Equivalent (C) — 1.1%
Federated Prime Obligations Fund, Cl I, 0.030%	60,260	60

Total Cash Equivalent (Cost $60 (000))		60

Total Investments — 99.5% (Cost $5,279 (000)) †		$5,392

Percentages are based on net assets of $5,420 (000).

*	Non-income producing security.
(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2015, the value of these securities amounted to $84 (000), representing 1.5% of the net assets.
(B)	Security considered Master Limited Partnership. At October 31, 2015, these securities amounted to $69 (000) or 1.3% of net assets.
(C)	The rate reported is the 7-day effective yield as of October 31, 2015.

Cl — Class

† At October 31, 2015, the tax basis cost of the Fund’s investments was $5,279 (000), and the unrealized appreciation and depreciation were $361 (000) and $(248) (000), respectively.

As of October 31, 2015, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-015-0100

25

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 94.6%

District of Columbia — 0.7%
Washington Convention & Sports Authority, Ser A, RB, AMBAC
Callable 10/01/16 @ 100
4.500%, 10/01/30	$110	$113

Total District of Columbia		113

Mississippi — 90.4%
Clinton Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	200	203
Jackson, State University Educational Building Project, Ser A-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/34	1,145	1,279
Mississippi, Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	900	937
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	944
Mississippi, Development Bank, RB
Callable 01/01/25 @ 100
3.750%, 01/01/35	200	198
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC
Callable 11/01/16 @ 100
4.650%, 11/01/27	440	455
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB, AGM
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	111
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	226
Mississippi, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	950	1,009
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	240
5.250%, 01/01/34	1,200	1,505
Mississippi, Development Bank, Hinds Community College District Project, RB, AGM
Callable 10/01/19 @ 100
5.375%, 10/01/33	50	56
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 04/01/21 @ 100
5.125%, 04/01/41	400	435
Mississippi, Development Bank, Home Ownership Mortgage, Ser A, RB, GNMA
Callable 06/01/20 @ 100
4.550%, 12/01/31	5	5

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	$575	$654
Mississippi, Development Bank, Jackson Water & Sewer Project, RB, AGM
Callable 09/01/22 @ 100
3.500%, 09/01/34	700	693
Mississippi, Development Bank, Jones County Junior College Project, RB, AGM
Callable 03/01/19 @ 100
5.125%, 03/01/39	250	276
Callable 03/01/19 @ 100
5.000%, 03/01/33	75	83
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM
Callable 04/01/21 @ 100
5.500%, 04/01/30	385	447
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	352
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	58
Mississippi, Development Bank, Lowndes County Industrial Development Project, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/17 (A)	250	268
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
5.500%, 10/01/21	400	464
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	455	473
Mississippi, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	900	868
Mississippi, Development Bank, Tax Increment Financing Project, Tax Allocation
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	130
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 07/01/20 @ 100
5.250%, 07/01/30	230	261
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	408
Mississippi, State University Educational Building, RB
Callable 08/01/21 @ 100
5.000%, 08/01/41	705	778

26

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Mississippi — (continued)
Oxford, School District, School Improvement Project, GO
Callable 04/01/21 @ 100
4.500%, 04/01/31	$500	$539
University of Mississippi Educational Building, Medical Center Educational Building, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	250	254
University of Southern Mississippi, Ser A, RB
Callable 03/01/25 @ 100
3.250%, 03/01/33	500	478

Total Mississippi		15,087

Virgin Islands — 3.5%
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	350	371
Virgin Islands, Public Finance Authority, Matching Fund Loan Note Project, Ser A, RB
Callable 10/01/20 @ 100
5.000%, 10/01/29	100	108
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Sub-Ser B, RB
Callable 10/01/20 @ 100
5.250%, 10/01/29	100	109

Total Virgin Islands		588

Total Municipal Bonds (Cost $14,888 (000))		15,788

Cash Equivalent (B) — 4.6%
SEI Tax Exempt Trust, Institutional Tax Free Portfolio, Cl A, 0.020%	771,166	771

Total Cash Equivalent (Cost $771 (000))		771

Total Investments — 99.2% (Cost $15,659 (000)) †		$16,559

Percentages are based on net assets of $16,692 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of October 31, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

† At October 31, 2015, the tax basis cost of the Fund’s investments was $15,659 (000), and the unrealized appreciation and depreciation were $927 (000) and $(27) (000), respectively.

The following is a list of the level of inputs used as of October 31, 2015, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$15,788	$—	$15,788
Cash Equivalent	771	—	—	771

Total Investments in Securities	$771	$15,788	$—	$16,559

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-1000

27

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 63.2%
Advertising Agencies — 0.6%
Omnicom Group	11,700	$876

Total Advertising Agencies		876

Aerospace & Defense — 1.3%
General Dynamics	5,950	884
Northrop Grumman	5,500	1,033

Total Aerospace & Defense		1,917

Airlines — 1.1%
Alaska Air Group	10,800	824
Allegiant Travel, Cl A (A)	3,840	758

Total Airlines		1,582

Automotive — 0.8%
O’Reilly Automotive *	4,460	1,232

Total Automotive		1,232

Banks — 3.2%
Brookline Bancorp (A)	71,000	806
East West Bancorp (A)	19,410	784
Independent Bank	17,180	803
NBT Bancorp	28,200	793
Trustmark	17,800	428
Walker & Dunlop *	14,600	423
Wells Fargo	15,240	825

Total Banks		4,862

Building & Construction — 0.6%
American Woodmark *(A)	13,000	945

Total Building & Construction		945

Chemicals — 1.1%
Balchem (A)	12,300	840
Innospec	14,700	812

Total Chemicals		1,652

Commercial Services — 0.5%
Service International	26,000	735

Total Commercial Services		735

Computer Software — 0.5%
Synopsys *	13,700	685

Total Computer Software		685

Computers & Services — 4.9%
Broadridge Financial Solutions	18,379	1,095
Cadence Design Systems *(A)	38,300	851
Cisco Systems	30,100	868
CSG Systems International (A)	24,800	831
Electronics For Imaging *(A)	18,440	856
Ixia *	67,000	966
Juniper Networks	31,600	992
Total System Services	18,200	955

Total Computers & Services		7,414

Description	Shares	Value (000)
Consumer Products — 0.7%
Nike, Cl B	7,700	$1,009

Total Consumer Products		1,009

Containers & Packaging — 0.6%
Aptargroup (A)	13,200	971

Total Containers & Packaging		971

Data Processing & Outsourced Services — 1.2%
Computer Sciences (A)	13,100	872
Fiserv *	10,300	994

Total Data Processing & Outsourced Services		1,866

Diversified Support Services — 1.3%
Cintas (A)	11,430	1,064
Viad	30,000	903

Total Diversified Support Services		1,967

E-Commerce — 0.5%
PetMed Express	46,000	774

Total E-Commerce		774

Educational Services — 0.3%
Strayer Education *	7,050	373

Total Educational Services		373

Electrical Utilities — 1.7%
CMS Energy (A)	22,000	793
PPL	25,200	867
Public Service Enterprise	19,900	822

Total Electrical Utilities		2,482

Electronic Components & Equipment — 0.6%
OSI Systems *	10,750	926

Total Electronic Components & Equipment		926

Entertainment — 1.1%
Scholastic	16,900	691
Twenty-First Century Fox, Cl A	29,000	890

Total Entertainment		1,581

Environmental Services — 0.6%
Waste Management	17,500	941

Total Environmental Services		941

Financial Services — 1.6%
Cash America International (A)	28,500	984
Hanmi Financial	15,600	398
Nasdaq	17,790	1,030

Total Financial Services		2,412

Food, Beverage & Tobacco — 2.4%
Coca-Cola Enterprises (A)	13,900	713
Dr Pepper Snapple Group	10,700	956

28

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Food, Beverage & Tobacco — (continued)
Flowers Foods	32,950	$890
Kroger	29,200	1,104

Total Food, Beverage & Tobacco		3,663

Gas & Natural Gas — 0.6%
UGI	23,300	855

Total Gas & Natural Gas		855

Household Products — 1.3%
Clorox (A)	8,450	1,031
Newell Rubbermaid	22,620	960

Total Household Products		1,991

Insurance — 7.4%
Alleghany *(A)	1,650	819
American Financial Group	12,800	924
Aspen Insurance Holdings	19,500	948
Everest Re Group	4,560	811
First American Financial	18,700	713
Hanover Insurance Group	10,500	885
Navigators Group *	11,430	976
Old Republic International	46,000	830
Progressive	25,950	860
Reinsurance Group of America, Cl A	8,570	773
Selective Insurance Group	13,370	488
Travelers	7,700	869
United Fire Group	22,650	842
United Insurance Holdings	25,000	413

Total Insurance		11,151

Leasing & Renting — 0.4%
Aaron’s (A)	21,650	534

Total Leasing & Renting		534

Managed Health Care — 1.4%
Aetna (A)	9,580	1,100
UnitedHealth Group	8,450	995

Total Managed Health Care		2,095

Medical Products & Services — 9.4%
Anthem (A)	7,490	1,042
Bio-Rad Laboratories, Cl A *(A)	6,250	872
Chemed (A)	6,900	1,085
CR Bard	4,500	839
Emergent Biosolutions *(A)	23,000	739
Express Scripts Holding *	10,680	923
HCA Holdings *	9,700	667
Hologic *	22,800	886
ICU Medical *	7,100	781
Natus Medical *	18,700	851
Parexel International *	11,100	701
STERIS	12,500	937
Stryker	8,900	851
Teleflex	6,650	884
Universal Health Services, Cl B	7,740	945
VCA *	19,290	1,057

Total Medical Products & Services		14,060

Description	Shares	Value (000)
Office Furniture & Fixtures — 0.7%
ePlus *(A)	4,600	$388
Interface, Cl A	35,050	685

Total Office Furniture & Fixtures		1,073

Petroleum Refining — 0.6%
HollyFrontier	18,300	896

Total Petroleum Refining		896

Pharmaceuticals — 1.2%
Johnson & Johnson	8,700	879
Pfizer	27,030	914

Total Pharmaceuticals		1,793

Real Estate Investment Trust — 1.2%
Post Properties	14,590	871
Simon Property Group	4,640	935

Total Real Estate Investment Trust		1,806

Retail — 7.2%
Abercrombie & Fitch, Cl A (A)	40,200	852
Ascena Retail Group *(A)	30,400	405
Big Lots (A)	15,000	692
Cracker Barrel Old Country Store (A)	5,400	742
Darden Restaurants	14,290	884
Express *	46,700	901
Foot Locker	13,100	888
GameStop, Cl A	19,000	875
Hasbro	10,800	830
JC Penney *	42,900	393
Lowe’s	12,570	928
Outerwall	13,800	828
Target	10,600	818
UniFirst	7,050	741

Total Retail		10,777

Semi-Conductors & Instruments — 1.2%
CTS (A)	20,000	364
IPG Photonics *	7,900	653
Mercury Systems *	48,100	825

Total Semi-Conductors & Instruments		1,842

Specialized Consumer Services — 0.7%
H&R Block (A)	26,900	1,002

Total Specialized Consumer Services		1,002

Telephones & Telecommunication — 0.9%
Atlantic Telegraph-Network (A)	12,620	964
General Communication, Cl A *	21,500	438

Total Telephones & Telecommunication		1,402

Transportation Services — 0.6%
Expeditors International of Washington (A)	17,000	$846

Total Transportation Services		846

29

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Web Portals/ISP — 0.6%
Alphabet, Cl A *(A)	1,170	$863

Total Web Portals/ISP		863

Wholesale — 0.6%
Henry Schein *	5,740	871

Total Wholesale		871

Total Common Stock (Cost $84,665 (000))		94,722

Cash Equivalents (B) — 40.8%
SEI Daily Income Prime Obligation Fund, Cl A, 0.040%	20,991,312	20,991
AIM Short-Term Investment Money Market, Institutional Class, 0.020%	20,583,362	20,583
Federated Prime Obligations Fund, Cl I, 0.030%	19,447,480	19,448

Total Cash Equivalents (Cost $61,022 (000))		61,022

Total Investments — 104.0% (Cost $145,687 (000)) †		$155,744

Securities Sold Short — (5.4)%

Common Stock — (5.4)%
Aerospace & Defense — (0.3)%
AAR	(6,490)	(147)
Aerovironment *	(6,840)	(158)
Esterline Technologies *	(1,980)	(152)

Total Aerospace & Defense		(457)

Agriculture — (0.1)%
Monsanto	(1,620)	(151)

Total Agriculture		(151)

Apparel Retail — (0.1)%
Urban Outfitters *	(5,030)	(144)

Total Apparel Retail		(144)

Automotive — (0.1)%
America’s Car-Mart *	(4,060)	(139)

Total Automotive		(139)

Chemicals — (0.4)%
Calgon Carbon	(8,490)	(146)
LSB Industries *	(8,730)	(137)
Methanex	(3,590)	(143)
NewMarket	(390)	(153)

Total Chemicals		(579)

Commercial Services — (0.1)%
Sotheby’s	(4,370)	(151)

Total Commercial Services		(151)

Computers & Services — (0.2)%
Cray *	(6,900)	(204)
Super Micro Computer *	(5,550)	(157)

Total Computers & Services		(361)

Consumer Electronics — (0.1)%
Universal Electronics *	(3,210)	(153)

Total Consumer Electronics		(153)

Data Processing & Outsourced Services — (0.1)%
Advisory Board *	(3,170)	(139)

Total Data Processing & Outsourced Services		(139)

Description	Shares	Value (000)
Drugs — (0.1)%
Pacira Pharmaceuticals *	(3,660)	$(183)

Total Drugs		(183)

E-Commerce — (0.1)%
Overstock.com *	(8,490)	(133)

Total E-Commerce		(133)

Electronic Components & Equipment — (0.1)%
Newport *	(10,230)	(154)

Total Electronic Components & Equipment		(154)

Gas & Natural Gas — (0.1)%
Cheniere Energy *	(3,050)	(151)

Total Gas & Natural Gas		(151)

Machinery — (0.6)%
CIRCOR International	(3,340)	(153)
CLARCOR	(2,970)	(148)
Donaldson	(5,160)	(156)
Sun Hydraulics	(4,970)	(145)
Valmont Industries	(1,500)	(163)
Woodward	(3,400)	(155)

Total Machinery		(920)

Manufacturing — (0.2)%
Mead Johnson Nutrition, Cl A	(1,950)	(160)
Regal-Beloit	(2,450)	(156)

Total Manufacturing		(316)

Materials — (0.1)%
Eagle Materials	(2,130)	(141)

Total Materials		(141)

Medical Products & Services — (0.5)%
Brookdale Senior Living *	(6,230)	(130)
Celldex Therapeutics *	(10,440)	(126)
Cooper	(1,020)	(156)
Intercept Pharmaceuticals *	(810)	(127)
Varian Medical Systems *	(1,910)	(150)

Total Medical Products & Services		(689)

Office Furniture & Fixtures — (0.1)%
Essendant	(4,300)	(149)

Total Office Furniture & Fixtures		(149)

Paper & Paper Products — (0.1)%
KapStone Paper and Packaging	(7,320)	(159)

Total Paper & Paper Products		(159)

Petroleum & Fuel Products — (0.3)%
Cabot Oil & Gas	(6,300)	(137)
Range Resources	(4,180)	(128)
Rice Energy *	(8,730)	(133)
Unit *	(9,690)	(122)

Total Petroleum & Fuel Products		(520)

Real Estate Investment Trust — (0.1)%
Gramercy Property Trust	(6,520)	(148)

Total Real Estate Investment Trust		(148)

Retail — (0.6)%
Arctic Cat	(5,790)	(119)
Del Frisco’s Restaurant Group *	(10,540)	(142)
Dollar Tree *	(2,300)	(151)
HSN	(2,450)	(151)
Mattress Firm Holding *	(3,630)	(154)
Vitamin Shoppe *	(4,310)	(124)

Total Retail		(841)

Semi-Conductors & Instruments — (0.2)%
PDF Solutions *	(12,990)	(137)
Veeco Instruments *	(7,250)	(131)

Total Semi-Conductors & Instruments		(268)

30

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Telecommunication Services — (0.1)%
MercadoLibre	(1,525)	$(150)

Total Telecommunication Services		(150)

Transportation Services — (0.5)%
Astec Industries	(4,230)	(138)
FedEx	(960)	(150)
Forward Air	(3,440)	(156)
Genesee & Wyoming, Cl A *	(2,270)	(152)
Kirby *	(2,190)	(143)

Total Transportation Services		(739)

Waste Management Services — (0.1)%
Darling Ingredients *	(13,890)	(141)

Total Waste Management Services		(141)

Total Common Stock (Proceeds $(8,167))		(8,076)

Total Securities sold short — (5.4)% (Proceeds $(8,167)) @		$(8,076)

Percentages are based on Net Assets of $149,823.

*	Non-income producing security.
(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of October 31, 2015.

Cl — Class

† At October 31, 2015, the tax basis cost of the Fund’s investments, excluding securities sold short, was $145,687 (000), and the unrealized appreciation and depreciation were $10,814 (000) and $(757) (000), respectively.

@ At October 31, 2015, the tax basis proceeds of the Fund’s securities sold short was $8,167 (000) and the unrealized appreciation and depreciation were $414 (000) and $323 (000), respectively.

As of October 31, 2015 all of the Funds investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-1500

31

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 98.5%
Automotive — 3.1%
Cooper Tire & Rubber	4,650	$194
Gentex	9,650	158

Total Automotive		352

Banks — 6.4%
City Holding	3,550	170
East West Bancorp	4,180	169
First Republic Bank	2,550	167
Signature Bank NY *	1,420	211

Total Banks		717

Casinos & Gaming — 2.2%
Boyd Gaming *	12,640	253

Total Casinos & Gaming		253

Chemicals — 1.7%
Trinseo *	5,910	192

Total Chemicals		192

Commercial Services — 1.6%
ServiceMaster Global Holdings *	4,900	175

Total Commercial Services		175

Computers & Services — 6.8%
Ciena *	7,310	176
Global Payments	1,970	269
InterDigital	2,880	146
Synaptics *	2,040	174

Total Computers & Services		765

Containers & Packaging — 1.3%
Berry Plastics Group *	4,530	151

Total Containers & Packaging		151

Data Processing & Outsourced Services — 1.8%
Exponent	3,900	200

Total Data Processing & Outsourced Services		200

Drugs — 3.0%
Lannett *	3,120	140
Prestige Brands Holdings *	4,150	203

Total Drugs		343

Electrical Utilities — 1.6%
Pinnacle West Capital	2,910	185

Total Electrical Utilities		185

Entertainment — 2.1%
Isle of Capri Casinos *	12,180	233

Total Entertainment		233

Financial Services — 6.3%
E*TRADE Financial *	6,390	182
Encore Capital Group *	3,910	159
International. FCStone *	6,330	202

Description	Shares	Value (000)
Financial Services — (continued)
WisdomTree Investments	8,410	$162

Total Financial Services		705

Food, Beverage & Tobacco — 2.0%
Cal-Maine Foods	4,220	226

Total Food, Beverage & Tobacco		226

Gas & Natural Gas — 1.6%
UGI	4,770	175

Total Gas & Natural Gas		175

Health Care Services — 1.2%
Quest Diagnostics	2,080	141

Total Health Care Services		141

Home Furnishings — 1.3%
Leggett & Platt	3,380	152

Total Home Furnishings		152

Information Technology — 1.3%
CyberArk Software *	2,940	146

Total Information Technology		146

Insurance — 14.9%
American Equity Investment Life Holding	6,680	171
Amerisafe	3,830	210
AmTrust Financial Services	3,090	211
FBL Financial Group, Cl A	2,750	173
Hanover Insurance Group	2,320	195
James River Group Holdings	5,810	171
Maiden Holdings	11,810	184
Reinsurance Group of America, Cl A	2,080	188
RenaissanceRe Holdings	1,570	172

Total Insurance		1,675

Machinery — 2.9%
Alamo Group	3,550	166
Kadant	3,810	157

Total Machinery		323

Medical Products & Services — 11.2%
Affymetrix *	17,270	159
Centene *	3,210	191
Hologic *	4,540	177
Repligen *	6,530	217
United Therapeutics *	1,230	180
Vascular Solutions *	4,680	150
VCA *	3,460	190

Total Medical Products & Services		1,264

Petroleum Refining — 1.5%
Par Pacific Holdings *	7,550	172

Total Petroleum Refining		172

Printing & Publishing — 3.2%
Deluxe	2,445	146

32

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)
Printing & Publishing — (continued)
Multi-Color	2,700	$210

Total Printing & Publishing		356

Retail — 7.1%
Caleres	5,530	169
Children’s Place	2,700	145
Denny’s *	16,160	177
Outerwall	2,230	134
Papa John’s International	2,520	177

Total Retail		802

Semi-Conductors & Instruments — 6.7%
Ambarella *	1,960	97
Cirrus Logic *	4,500	139
Multi-Fineline Electronix *	10,160	189
Rudolph Technologies *	14,010	179
Tessera Technologies	4,260	149

Total Semi-Conductors & Instruments		753

Telephones & Telecommunication — 2.5%
IDT, Cl B	10,520	136
Stamps.com *	1,960	148

Total Telephones & Telecommunication		284

Transportation Services — 3.2%
Douglas Dynamics	7,400	162
Matson	4,290	197

Total Transportation Services		359

Total Common Stock (Cost $9,994 (000))		11,099

Cash Equivalent (A) — 1.5%
Federated Prime Obligations Fund, Cl I, 0.030%	171,661	172

Total Cash Equivalent (Cost $172 (000))		172

Total Investments — 100.0% (Cost $10,166 (000)) †		$11,271

Percentages are based on net assets of $11,276 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2015.

Cl — Class

† At October 31, 2015, the tax basis cost of the Fund’s investments was $10,166 (000), and the unrealized appreciation and depreciation were $1,443 (000) and $(338) (000), respectively.

As of October 31, 2015, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-012-0400

33

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)

Common Stock — 95.7%
Advertising Agencies — 1.1%
Interpublic Group	82,000	$1,880

Total Advertising Agencies		1,880

Aerospace & Defense — 4.5%
Boeing	12,000	1,777
Northrop Grumman	11,000	2,065
Orbital ATK	20,000	1,713
Raytheon	16,000	1,878

Total Aerospace & Defense		7,433

Airlines — 1.1%
JetBlue Airways *	71,000	1,764

Total Airlines		1,764

Automotive — 3.1%
Ford Motor	113,000	1,674
General Motors	49,000	1,711
Goodyear Tire & Rubber	54,000	1,773

Total Automotive		5,158

Banks — 14.3%
Bank of New York Mellon	40,000	1,666
BB&T	45,000	1,672
Capital One Financial	21,000	1,657
Fifth Third Bancorp	80,000	1,524
FirstMerit	82,000	1,541
Huntington Bancshares	157,000	1,722
JPMorgan Chase	26,000	1,671
KeyCorp	120,000	1,490
Morgan Stanley	50,000	1,649
PNC Financial Services Group	20,000	1,805
SunTrust Banks	50,000	2,076
Synovus Financial	68,000	2,151
Wells Fargo	52,000	2,815

Total Banks		23,439

Broadcasting, Newspapers and Advertising — 0.9%
TEGNA	54,000	1,460

Total Broadcasting, Newspapers and Advertising		1,460

Chemicals — 3.3%
Dow Chemical	33,000	1,705
Eastman Chemical	25,000	1,804
LyondellBasell Industries, Cl A	21,000	1,951

Total Chemicals		5,460

Commercial Services — 1.2%
ManpowerGroup	21,000	1,927

Total Commercial Services		1,927

Computer & Electronics Retail — 1.6%
Best Buy	74,000	2,592

Total Computer & Electronics Retail		2,592

Computers & Services — 5.2%
Convergys	76,000	1,951
Corning	125,000	2,325
Ingram Micro, Cl A	64,000	1,906

Description	Shares	Value (000)
Computers & Services — (continued)
Juniper Networks	75,000	$2,354

Total Computers & Services		8,536

Drug Retail — 1.0%
CVS Health	16,000	1,581

Total Drug Retail		1,581

Educational Services — 0.8%
Graham Holdings, Cl B	2,500	1,381

Total Educational Services		1,381

Electrical Utilities — 3.6%
Entergy	22,000	1,499
Exelon	51,000	1,424
NRG Energy	95,000	1,225
Public Service Enterprise	43,000	1,775

Total Electrical Utilities		5,923

Electronic Components & Equipment — 2.8%
Arrow Electronics *	49,000	2,695
Avnet	43,000	1,953

Total Electronic Components & Equipment		4,648

Engineering Services — 1.1%
AECOM *	59,000	1,739

Total Engineering Services		1,739

Entertainment — 0.9%
Time	80,000	1,487

Total Entertainment		1,487

Financial Services — 2.2%
Ameriprise Financial	14,000	1,615
Nasdaq	35,000	2,026

Total Financial Services		3,641

Food, Beverage & Tobacco — 0.7%
SUPERVALU *	185,000	1,215

Total Food, Beverage & Tobacco		1,215

Household Products — 1.0%
Whirlpool	10,000	1,601

Total Household Products		1,601

Insurance — 13.3%
Cincinnati Financial	32,000	1,927
Everest Re Group	16,000	2,848
Hanover Insurance Group	24,000	2,022
Hartford Financial Services Group	34,000	1,573
Lincoln National	30,000	1,605
Progressive	60,000	1,988
Reinsurance Group of America, Cl A	33,000	2,978
Torchmark	27,000	1,566
Travelers	17,000	1,919
Unum Group	50,000	1,732
WR Berkley	31,000	1,731

Total Insurance		21,889

34

Schedule of Investments	October 31, 2015 (unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)
Leasing & Renting — 0.6%
Aaron’s	42,000	$1,036

Total Leasing & Renting		1,036

Managed Health Care — 2.1%
Aetna	15,000	1,721
UnitedHealth Group	15,000	1,767

Total Managed Health Care		3,488

Medical Products & Services — 1.6%
Express Scripts Holding *	16,000	1,382
Universal Health Services, Cl B	10,000	1,221

Total Medical Products & Services		2,603

Metals & Mining — 1.9%
Reliance Steel & Aluminum	27,000	1,619
Steel Dynamics	80,000	1,478

Total Metals & Mining		3,097

Office Furniture & Fixtures — 1.0%
Pitney Bowes	79,000	1,631

Total Office Furniture & Fixtures		1,631

Paper & Paper Products — 2.0%
Domtar	38,000	1,567
Sonoco Products	39,000	1,665

Total Paper & Paper Products		3,232

Petroleum & Fuel Products — 3.8%
Ensco, Cl A	94,000	1,563
Marathon Oil	80,000	1,471
National Oilwell Varco	37,000	1,393
Rowan, Cl A	90,000	1,771

Total Petroleum & Fuel Products		6,198

Petroleum Refining — 5.0%
HollyFrontier	31,000	1,518
Marathon Petroleum	44,000	2,279
Phillips 66	22,000	1,959
Valero Energy	38,000	2,505

Total Petroleum Refining		8,261

Printing & Publishing — 1.3%
Xerox	220,000	2,066

Total Printing & Publishing		2,066

Research & Development — 1.0%
Jacobs Engineering Group *	40,000	1,606

Total Research & Development		1,606

Retail — 7.6%
Darden Restaurants	23,000	1,424
Foot Locker	53,000	3,591
GameStop, Cl A	50,000	2,304
Macy’s	47,000	2,396
PVH	15,000	1,364
Target	19,000	1,466

Total Retail		12,545

Description	Shares	Value (000)
Semi-Conductors & Instruments — 2.1%
First Solar *	34,000	$1,940
Intel	46,000	1,558

Total Semi-Conductors & Instruments		3,498

Telephones & Telecommunication — 1.0%
Verizon Communications	35,000	1,641

Total Telephones & Telecommunication		1,641

Waste Management Services — 1.0%
Ingredion	17,000	1,616

Total Waste Management Services		1,616

Total Common Stock (Cost $136,684 (000))		157,272

Registered Investment Company — 3.0%
Open-End Fund — 3.0%
Energy Select Sector SPDR Fund	72,000	4,898

Total		4,898

Total Registered Investment Company (Cost $4,606 (000))		4,898

Cash Equivalent — 1.3%
Federated Prime Obligations Fund, Cl I, 0.030% (A)	2,064,805	2,065

Total Cash Equivalent (Cost $2,065 (000))		2,065

Total Investments — 100.0% (Cost $143,355 (000)) †		$164,235

Percentages are based on net assets of $164,224 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2015.

Cl — Class

SPDR — Standard & Poor’s Depositary Receipt

† At October 31, 2015, the tax basis cost of the Fund’s investments was $143,355 (000), and the unrealized appreciation and depreciation were $26,188 (000) and $(5,308) (000), respectively.

As of October 31, 2015, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-001-1500

35

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 23, 2015